UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of September 30, 2018 are attached.

Transamerica Stock Index

SCHEDULE OF INVESTMENTS

At September 30, 2018

(unaudited)

Value
Master Portfolio - 100.0%
S&P 500 Index Master Portfolio	$ 652,566,680

Total Investments (Cost $652,566,680)	652,566,680
Net Other Assets (Liabilities) - (0.0)% (A)	(252,293)

Net Assets - 100.0%	$ 652,314,387

FOOTNOTE TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 1	September 30, 2018 Form N-Q

NOTES TO FINANCIAL STATEMENTS

At September 30, 2018

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Stock Index (the “Fund”) is a series of the Trust and invests all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”).

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.

TAM is responsible for all aspects of the day-to-day management of the Fund. TAM may in the future retain one or more sub-advisers to assist in the management of the Fund.

TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Fund from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund’s custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

Investment valuation: The value of the Fund’s investment in the Master Portfolio, reflected within the Schedule of Investments, displays the Fund’s proportional interest in the net assets of the Master Portfolio. At the period ended September 30, 2018, the Fund held a 3.73% ownership interest in the Master Portfolio.

The valuation policy for the underlying securities held by the Master Portfolio is discussed in the Master Portfolio’s Notes to Schedule of Investments, which accompany this report.

3. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Fair Value Measurement (Topic 820: Disclosure Framework), Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 does not eliminate the requirement to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, or the reporting of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 requires that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Fund’s financial statements.

Transamerica Funds	Page 1	September 30, 2018 Form N-Q

Master Investment Portfolio — S&P 500 Index Master Portfolio

Schedule of Investments (unaudited) September 30, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.2%

Aerospace & Defense — 2.7%
Arconic, Inc.	304,155	$6,694,452
Boeing Co.	376,421	139,990,970
General Dynamics Corp.	196,212	40,168,521
Harris Corp.	82,383	13,940,027
Huntington Ingalls Industries, Inc.	31,049	7,951,028
L3 Technologies, Inc.	55,185	11,733,435
Lockheed Martin Corp.	174,552	60,388,010
Northrop Grumman Corp.	122,250	38,798,482
Raytheon Co.	200,991	41,536,800
Rockwell Collins, Inc.	115,799	16,266,285
Textron, Inc.	175,011	12,508,036
TransDigm Group, Inc.(a)	34,112	12,699,898
United Technologies Corp.	529,862	74,080,006

		476,755,950

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	97,607	9,557,677
Expeditors International of Washington, Inc.	121,392	8,925,954
FedEx Corp.	171,399	41,271,165
United Parcel Service, Inc., Class B	488,508	57,033,309

		116,788,105

Airlines — 0.5%
Alaska Air Group, Inc.	86,618	5,964,515
American Airlines Group, Inc.	286,827	11,854,560
Delta Air Lines, Inc.	443,223	25,631,586
Southwest Airlines Co.	363,334	22,690,208
United Continental Holdings, Inc.(a)	161,327	14,367,783

		80,508,652

Auto Components — 0.1%
Aptiv PLC	186,514	15,648,524
BorgWarner, Inc.	147,151	6,295,120
Goodyear Tire & Rubber Co.	162,653	3,804,454

		25,748,098

Automobiles — 0.3%
Ford Motor Co.	2,756,415	25,496,839
General Motors Co.	924,422	31,125,289
Harley-Davidson, Inc.	117,341	5,315,547

		61,937,675

Banks — 5.7%
Bank of America Corp.	6,544,356	192,796,728
BB&T Corp.	545,615	26,484,152
Citigroup, Inc.	1,773,004	127,195,307
Citizens Financial Group, Inc.	335,314	12,933,061
Comerica, Inc.	120,754	10,892,011
Fifth Third Bancorp	469,454	13,107,156
Huntington Bancshares, Inc.	777,952	11,607,044
JPMorgan Chase & Co.	2,367,817	267,184,470
KeyCorp	741,183	14,742,130
M&T Bank Corp.	101,213	16,653,587

Security	Shares	Value
Banks (continued)
People’s United Financial, Inc.	250,989	$4,296,932
PNC Financial Services Group, Inc.(e)	327,111	44,549,247
Regions Financial Corp.	776,714	14,252,702
SunTrust Banks, Inc.	324,595	21,679,700
SVB Financial Group(a)	37,898	11,779,835
U.S. Bancorp	1,078,836	56,973,329
Wells Fargo & Co.	3,053,767	160,505,993
Zions Bancorporation(b)	137,026	6,871,854

		1,014,505,238

Beverages — 1.7%
Brown-Forman Corp., Class B	118,737	6,002,155
Coca-Cola Co.	2,696,649	124,558,217
Constellation Brands, Inc., Class A	118,264	25,500,084
Molson Coors Brewing Co., Class B	131,869	8,109,943
Monster Beverage Corp.(a)	280,271	16,334,194
PepsiCo, Inc.	996,421	111,399,868

		291,904,461

Biotechnology — 2.5%
AbbVie, Inc.	1,066,839	100,901,633
Alexion Pharmaceuticals, Inc.(a)	157,839	21,941,199
Amgen, Inc.	456,017	94,527,764
Biogen, Inc.(a)	141,921	50,142,108
Celgene Corp.(a)	496,362	44,419,435
Gilead Sciences, Inc.	912,605	70,462,232
Incyte Corp.(a)	121,902	8,420,990
Regeneron Pharmaceuticals, Inc.(a)	54,590	22,056,544
Vertex Pharmaceuticals, Inc.(a)	180,048	34,702,452

		447,574,357

Building Products — 0.3%
Allegion PLC	65,711	5,951,445
AO Smith Corp.	102,810	5,486,970
Fortune Brands Home & Security, Inc.	101,821	5,331,347
Johnson Controls International PLC	651,628	22,806,980
Masco Corp.	214,823	7,862,522

		47,439,264

Capital Markets — 2.7%
Affiliated Managers Group, Inc.	37,640	5,146,141
Ameriprise Financial, Inc.	100,053	14,773,826
Bank of New York Mellon Corp.	648,125	33,047,894
BlackRock, Inc.(e)	86,463	40,752,606
Cboe Global Markets, Inc.	78,779	7,559,633
Charles Schwab Corp.	847,150	41,637,423
CME Group, Inc.	239,954	40,842,570
E*Trade Financial Corp.(a)	182,019	9,535,975
Franklin Resources, Inc.	215,368	6,549,341
Goldman Sachs Group, Inc.	247,463	55,491,103
Intercontinental Exchange, Inc.	403,999	30,255,485
Invesco Ltd.	290,063	6,636,641
Moody’s Corp.	118,126	19,750,667
Morgan Stanley	934,225	43,506,858
MSCI, Inc.	61,813	10,966,244

Schedule of Investments (unaudited) (continued) September 30, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets (continued)
Nasdaq, Inc.	81,206	$6,967,475
Northern Trust Corp.	157,307	16,065,764
Raymond James Financial, Inc.	92,503	8,514,901
S&P Global, Inc.	177,187	34,620,568
State Street Corp.	267,306	22,394,897
T. Rowe Price Group, Inc.	171,607	18,736,052

		473,752,064

Chemicals — 1.8%
Air Products & Chemicals, Inc.	153,762	25,685,942
Albemarle Corp.	77,315	7,714,491
CF Industries Holdings, Inc.	163,850	8,919,994
DowDuPont, Inc.	1,625,598	104,542,207
Eastman Chemical Co.	99,671	9,540,508
Ecolab, Inc.	179,115	28,081,650
FMC Corp.	93,297	8,133,632
International Flavors & Fragrances, Inc.	55,478	7,718,099
LyondellBasell Industries NV, Class A	226,266	23,194,528
Mosaic Co.	250,373	8,132,115
PPG Industries, Inc.	170,507	18,607,429
Praxair, Inc.	202,757	32,589,133
Sherwin-Williams Co.	57,926	26,368,494

		309,228,222

Commercial Services & Supplies — 0.4%
Cintas Corp.	60,649	11,996,979
Copart, Inc.(a)	145,706	7,508,230
Iron Mountain, Inc.	201,596	6,959,094
Republic Services, Inc.	154,326	11,213,327
Rollins, Inc.	69,148	4,196,592
Stericycle, Inc.(a)	60,510	3,550,727
Waste Management, Inc.	277,877	25,108,966

		70,533,915

Communications Equipment — 1.1%
Arista Networks, Inc.(a)(b)	36,373	9,670,126
Cisco Systems, Inc.	3,220,605	156,682,433
F5 Networks, Inc.(a)	42,885	8,552,127
Juniper Networks, Inc.	242,731	7,274,648
Motorola Solutions, Inc.	114,321	14,877,735

		197,057,069

Construction & Engineering — 0.1%
Fluor Corp.	97,558	5,668,120
Jacobs Engineering Group, Inc.	82,569	6,316,529
Quanta Services, Inc.(a)	106,693	3,561,412

		15,546,061

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	44,503	8,097,321

Security	Shares	Value
Construction Materials (continued)
Vulcan Materials Co.	92,122	$10,243,966

		18,341,287

Consumer Finance — 0.7%
American Express Co.	497,438	52,972,172
Capital One Financial Corp.	337,061	31,997,201
Discover Financial Services	241,752	18,481,940
Synchrony Financial	480,083	14,920,980

		118,372,293

Containers & Packaging — 0.3%
Avery Dennison Corp.	61,588	6,673,060
Ball Corp.	241,647	10,630,051
International Paper Co.	288,064	14,158,346
Packaging Corp. of America	65,470	7,181,404
Sealed Air Corp.	113,392	4,552,689
WestRock Co.	179,732	9,604,878

		52,800,428

Distributors — 0.1%
Genuine Parts Co.	101,839	10,122,797
LKQ Corp.(a)	229,399	7,265,066

		17,387,863

Diversified Consumer Services — 0.0%
H&R Block, Inc.	139,724	3,597,893

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(a)	1,373,415	294,061,886
Jefferies Financial Group, Inc.	207,622	4,559,379

		298,621,265

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	5,116,239	171,803,306
CenturyLink, Inc.	669,654	14,196,665
Verizon Communications, Inc.	2,911,040	155,420,425

		341,420,396

Electric Utilities — 1.7%
Alliant Energy Corp.	164,698	7,011,194
American Electric Power Co., Inc.	349,609	24,780,286
Duke Energy Corp.	501,870	40,159,638
Edison International	229,541	15,535,335
Entergy Corp.	127,416	10,337,260
Evergy, Inc.	191,410	10,512,237
Eversource Energy	223,253	13,716,664
Exelon Corp.	680,503	29,710,761
FirstEnergy Corp.	342,412	12,727,454
NextEra Energy, Inc.	332,256	55,686,106
PG&E Corp.(a)	367,842	16,924,411
Pinnacle West Capital Corp.	78,888	6,246,352
PPL Corp.	492,863	14,421,171
Southern Co.	711,109	31,004,352
Xcel Energy, Inc.	358,663	16,932,480

		305,705,701

Schedule of Investments (unaudited) (continued) September 30, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Electrical Equipment — 0.5%
AMETEK, Inc.	163,377	$12,926,388
Eaton Corp. PLC	305,269	26,475,980
Emerson Electric Co.	442,288	33,870,415
Rockwell Automation, Inc.	86,997	16,313,678

		89,586,461

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	211,710	19,904,974
Corning, Inc.	570,673	20,144,757
FLIR Systems, Inc.	97,238	5,977,220
IPG Photonics Corp.(a)(b)	26,137	4,079,201
TE Connectivity Ltd.	247,173	21,733,922

		71,840,074

Energy Equipment & Services — 0.7%
Baker Hughes a GE Co.	291,477	9,860,667
Halliburton Co.	617,978	25,046,648
Helmerich & Payne, Inc.	76,154	5,237,111
National Oilwell Varco, Inc.	272,553	11,741,583
Schlumberger Ltd.	975,142	59,405,651
TechnipFMC PLC	298,312	9,322,250

		120,613,910

Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc.	74,508	9,372,361
American Tower Corp.	310,286	45,084,556
Apartment Investment & Management Co., Class A	110,203	4,863,258
AvalonBay Communities, Inc.	97,378	17,640,025
Boston Properties, Inc.	108,792	13,391,207
Crown Castle International Corp.	292,264	32,537,751
Digital Realty Trust, Inc.(b)	145,200	16,332,096
Duke Realty Corp.	247,834	7,031,051
Equinix, Inc.	56,015	24,248,333
Equity Residential	259,463	17,192,018
Essex Property Trust, Inc.	47,136	11,628,923
Extra Space Storage, Inc.	87,922	7,617,562
Federal Realty Investment Trust	51,446	6,506,376
HCP, Inc.	326,835	8,602,297
Host Hotels & Resorts, Inc.	522,528	11,025,341
Kimco Realty Corp.(b)	300,608	5,032,178
Macerich Co.	72,497	4,008,359
Mid-America Apartment Communities, Inc.	80,182	8,032,633
Prologis, Inc.	443,347	30,054,493
Public Storage	105,570	21,286,079
Realty Income Corp.	205,217	11,674,795
Regency Centers Corp.(b)	119,371	7,719,723
SBA Communications Corp.(a)	80,910	12,996,573
Simon Property Group, Inc.	217,112	38,374,546
SL Green Realty Corp.	61,973	6,044,227

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
UDR, Inc.	191,729	$7,751,603
Ventas, Inc.	251,119	13,655,851
Vornado Realty Trust	121,964	8,903,372
Welltower, Inc.	262,102	16,858,401
Weyerhaeuser Co.	534,451	17,246,734

		442,712,722

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	308,962	72,568,995
Kroger Co.	561,276	16,338,744
Sysco Corp.	337,684	24,735,353
Walgreens Boots Alliance, Inc.	594,300	43,324,470
Walmart, Inc.	1,011,046	94,947,330

		251,914,892

Food Products — 1.0%
Archer-Daniels-Midland Co.	396,819	19,948,091
Campbell Soup Co.	132,647	4,858,860
Conagra Brands, Inc.	275,076	9,344,332
General Mills, Inc.	422,038	18,113,871
Hershey Co.	97,182	9,912,564
Hormel Foods Corp.	191,553	7,547,188
J.M. Smucker Co.	78,951	8,101,162
Kellogg Co.	178,001	12,463,630
Kraft Heinz Co.	438,083	24,142,754
McCormick & Co., Inc.	85,445	11,257,379
Mondelez International, Inc., Class A	1,036,943	44,547,071
Tyson Foods, Inc., Class A	208,969	12,439,924

		182,676,826

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	1,235,956	90,669,732
ABIOMED, Inc.(a)	31,617	14,219,746
Align Technology, Inc.(a)	51,612	20,191,647
Baxter International, Inc.	350,054	26,985,663
Becton Dickinson & Co.	188,505	49,199,805
Boston Scientific Corp.(a)	974,301	37,510,588
Cooper Cos., Inc.(b)	34,133	9,459,961
Danaher Corp.	433,834	47,140,402
DENTSPLY SIRONA, Inc.	156,321	5,899,554
Edwards Lifesciences Corp.(a)	147,517	25,682,710
Hologic, Inc.(a)	191,717	7,856,563
IDEXX Laboratories, Inc.(a)	61,499	15,353,840
Intuitive Surgical, Inc.(a)	80,138	45,999,212
Medtronic PLC	951,465	93,595,612
ResMed, Inc.	100,562	11,598,821
Stryker Corp.	218,692	38,857,195
Varian Medical Systems, Inc.(a)	63,871	7,149,081
Zimmer Biomet Holdings, Inc.	144,443	18,989,921

		566,360,053

Health Care Providers & Services — 3.3%
Aetna, Inc.	230,449	46,746,580
AmerisourceBergen Corp.	112,126	10,340,260
Anthem, Inc.	183,143	50,190,339

Schedule of Investments (unaudited) (continued) September 30, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Providers & Services (continued)
Cardinal Health, Inc.	218,358	$11,791,332
Centene Corp.(a)	144,219	20,880,027
Cigna Corp.	171,612	35,738,199
CVS Health Corp.	717,249	56,461,841
DaVita, Inc.(a)	89,364	6,401,143
Envision Healthcare Corp.(a)	85,337	3,902,461
Express Scripts Holding Co.(a)	396,103	37,633,746
HCA Healthcare, Inc.	190,162	26,455,338
Henry Schein, Inc.(a)(b)	107,192	9,114,536
Humana, Inc.	96,664	32,722,697
Laboratory Corp. of America Holdings(a)	71,796	12,469,529
McKesson Corp.	140,302	18,611,060
Quest Diagnostics, Inc.	96,285	10,390,114
UnitedHealth Group, Inc.	678,083	180,397,201
Universal Health Services, Inc., Class B	60,821	7,775,357
WellCare Health Plans, Inc.(a)	35,208	11,283,812

		589,305,572

Health Care Technology — 0.1%
Cerner Corp.(a)	231,791	14,929,658

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	284,109	18,117,631
Chipotle Mexican Grill, Inc.(a)(b)	17,238	7,835,016
Darden Restaurants, Inc.	86,188	9,583,244
Hilton Worldwide Holdings, Inc.	210,079	16,970,182
Marriott International, Inc., Class A	202,902	26,789,151
McDonald’s Corp.	546,568	91,435,361
MGM Resorts International	362,764	10,124,743
Norwegian Cruise Line Holdings Ltd.(a)	141,865	8,147,307
Royal Caribbean Cruises Ltd.	120,724	15,686,876
Starbucks Corp.	950,471	54,024,772
Wynn Resorts Ltd.	68,888	8,752,909
Yum! Brands, Inc.	223,584	20,326,021

		287,793,213

Household Durables — 0.3%
D.R. Horton, Inc.	241,745	10,196,804
Garmin Ltd.	85,465	5,986,823
Leggett & Platt, Inc.	91,701	4,015,587
Lennar Corp., Class A	205,527	9,596,056
Mohawk Industries, Inc.(a)	44,676	7,833,936
Newell Brands, Inc.	306,256	6,216,997
PulteGroup, Inc.	179,788	4,453,349
Whirlpool Corp.	45,867	5,446,706

		53,746,258

Household Products — 1.4%
Church & Dwight Co., Inc.	172,895	10,264,776
Clorox Co.	90,239	13,572,848
Colgate-Palmolive Co.	613,173	41,051,932
Kimberly-Clark Corp.	244,938	27,834,754
Procter & Gamble Co.	1,753,667	145,957,705

		238,682,015

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	467,900	$ 6,550,600
NRG Energy, Inc.	213,772	7,995,073

		14,545,673

Industrial Conglomerates — 1.5%
3M Co.	413,282	87,082,650
General Electric Co.	6,123,058	69,129,325
Honeywell International, Inc.	523,392	87,092,429
Roper Technologies, Inc.	72,779	21,557,867

		264,862,271

Insurance — 2.3%
Aflac, Inc.	540,932	25,461,669
Allstate Corp.	243,928	24,075,694
American International Group, Inc.	625,930	33,324,513
Aon PLC	170,956	26,289,614
Arthur J Gallagher & Co.	128,654	9,577,004
Assurant, Inc.	36,323	3,921,068
Brighthouse Financial, Inc.(a)	81,802	3,618,920
Chubb Ltd.	326,633	43,651,234
Cincinnati Financial Corp.	106,570	8,185,642
Everest Re Group Ltd.	28,912	6,605,525
Hartford Financial Services Group, Inc.	252,514	12,615,599
Lincoln National Corp.	152,922	10,346,703
Loews Corp.	195,902	9,840,157
Marsh & McLennan Cos., Inc.	356,361	29,478,182
MetLife, Inc.	700,885	32,745,347
Principal Financial Group, Inc.	187,539	10,987,910
Progressive Corp.	410,448	29,158,226
Prudential Financial, Inc.	293,786	29,766,398
Torchmark Corp.	73,043	6,332,098
Travelers Cos., Inc.	189,419	24,569,538
Unum Group	152,035	5,940,007
Willis Towers Watson PLC	92,130	12,984,802

		399,475,850

Internet & Direct Marketing Retail — 4.4%
Amazon.com, Inc.(a)	288,644	578,153,932
Booking Holdings, Inc.(a)	33,445	66,354,880
Expedia Group, Inc.	83,758	10,928,744
Netflix, Inc.(a)	306,790	114,779,343
TripAdvisor, Inc.(a)	73,445	3,750,836

		773,967,735

Internet Software & Services — 4.8%
Akamai Technologies, Inc.(a)	119,638	8,751,520
Alphabet, Inc., Class A(a)	210,591	254,200,184
Alphabet, Inc., Class C(a)	216,920	258,887,512
eBay, Inc.(a)	652,932	21,559,815
Facebook, Inc., Class A(a)	1,699,082	279,431,026

Schedule of Investments (unaudited) (continued) September 30, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Internet Software & Services (continued)
Twitter, Inc.(a)(b)	507,223	$14,435,567
VeriSign, Inc.(a)	75,587	12,102,990

		849,368,614

IT Services — 4.6%
Accenture PLC, Class A	451,496	76,844,619
Alliance Data Systems Corp.	33,307	7,865,781
Automatic Data Processing, Inc.	308,658	46,502,414
Broadridge Financial Solutions, Inc.	82,380	10,870,041
Cognizant Technology Solutions Corp., Class A	408,788	31,537,994
DXC Technology Co.	198,084	18,524,816
Fidelity National Information Services, Inc.	231,662	25,267,374
Fiserv, Inc.(a)	285,280	23,501,366
FleetCor Technologies, Inc.(a)	62,283	14,190,559
Gartner, Inc.(a)(b)	63,983	10,141,306
Global Payments, Inc.	111,445	14,198,093
International Business Machines Corp.	643,065	97,237,859
Mastercard, Inc., Class A	642,362	142,996,205
Paychex, Inc.	225,536	16,610,726
PayPal Holdings, Inc.(a)	833,924	73,251,884
Total System Services, Inc.	118,236	11,674,623
Visa, Inc., Class A	1,251,167	187,787,655
Western Union Co.	317,959	6,060,299

		815,063,614

Leisure Products — 0.1%
Hasbro, Inc.	82,277	8,648,958
Mattel, Inc.(a)	243,018	3,815,383

		12,464,341

Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	226,280	15,961,791
Illumina, Inc.(a)	103,274	37,907,754
IQVIA Holdings, Inc.(a)	114,182	14,813,973
Mettler-Toledo International, Inc.(a)	17,764	10,817,921
PerkinElmer, Inc.	78,015	7,588,519
Thermo Fisher Scientific, Inc.	283,779	69,264,778
Waters Corp.(a)	54,295	10,570,151

		166,924,887

Machinery — 1.5%
Caterpillar, Inc.	419,769	64,010,575
Cummins, Inc.	105,852	15,461,802
Deere & Co.	227,537	34,205,637
Dover Corp.	104,061	9,212,520
Flowserve Corp.	92,189	5,041,816
Fortive Corp.(b)	218,056	18,360,315
Illinois Tool Works, Inc.	217,362	30,674,125
Ingersoll-Rand PLC	171,705	17,565,422
PACCAR, Inc.	246,965	16,840,543
Parker-Hannifin Corp.	93,251	17,151,656
Pentair PLC	113,690	4,928,462
Snap-on, Inc.	39,220	7,200,792

Security	Shares	Value
Machinery (continued)
Stanley Black & Decker, Inc.	107,799	$15,786,086
Xylem, Inc.	127,011	10,144,369

		266,584,120

Media — 2.2%
CBS Corp., Class B	238,498	13,701,710
Charter Communications, Inc., Class A(a)	125,782	40,989,838
Comcast Corp., Class A	3,218,417	113,964,146
Discovery, Inc., Class A(a)(b)	110,078	3,522,496
Discovery, Inc., Class C(a)	253,393	7,495,365
DISH Network Corp., Class A(a)(b)	161,393	5,771,414
Interpublic Group of Cos., Inc.	267,707	6,122,459
News Corp., Class A	271,386	3,579,581
News Corp., Class B	87,199	1,185,907
Omnicom Group, Inc.	158,076	10,752,330
Twenty-First Century Fox, Inc., Class A	742,604	34,404,843
Twenty-First Century Fox, Inc., Class B	343,171	15,724,095
Viacom, Inc., Class B	244,892	8,267,554
Walt Disney Co.	1,047,795	122,529,147

		388,010,885

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	1,020,855	14,210,302
Newmont Mining Corp.	375,791	11,348,888
Nucor Corp.	222,871	14,141,165

		39,700,355

Multi-Utilities — 0.9%
Ameren Corp.	171,932	10,869,541
CenterPoint Energy, Inc.	304,039	8,406,678
CMS Energy Corp.	199,566	9,778,734
Consolidated Edison, Inc.	219,179	16,699,248
Dominion Energy, Inc.	458,893	32,251,000
DTE Energy Co.	128,063	13,975,515
NiSource, Inc.	255,768	6,373,739
Public Service Enterprise Group, Inc.	356,011	18,793,821
SCANA Corp.	100,482	3,907,745
Sempra Energy	192,657	21,914,734
WEC Energy Group, Inc.	222,300	14,840,748

		157,811,503

Multiline Retail — 0.5%
Dollar General Corp.	187,075	20,447,298
Dollar Tree, Inc.(a)	167,597	13,667,535
Kohl’s Corp.	116,422	8,679,260
Macy’s, Inc.	216,269	7,511,022
Nordstrom, Inc.	80,755	4,829,957
Target Corp.	370,826	32,710,561

		87,845,633

Oil, Gas & Consumable Fuels — 5.2%
Anadarko Petroleum Corp.	360,768	24,319,371
Andeavor	97,954	15,035,939
Apache Corp.	269,470	12,845,635

Schedule of Investments (unaudited) (continued) September 30, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Cabot Oil & Gas Corp.	312,879	$7,046,035
Chevron Corp.	1,349,968	165,074,087
Cimarex Energy Co.	66,695	6,198,633
Concho Resources, Inc.(a)	141,090	21,551,497
ConocoPhillips	818,722	63,369,083
Devon Energy Corp.	360,552	14,400,447
EOG Resources, Inc.	408,498	52,112,090
EQT Corp.	185,994	8,226,515
Exxon Mobil Corp.	2,982,812	253,598,676
Hess Corp.	177,355	12,695,071
HollyFrontier Corp.	114,190	7,981,881
Kinder Morgan, Inc.	1,338,756	23,736,144
Marathon Oil Corp.	601,765	14,009,089
Marathon Petroleum Corp.	317,743	25,409,908
Newfield Exploration Co.(a)	136,402	3,932,470
Noble Energy, Inc.	335,333	10,459,036
Occidental Petroleum Corp.	539,397	44,322,251
ONEOK, Inc.	290,576	19,698,147
Phillips 66	300,916	33,919,252
Pioneer Natural Resources Co.	120,051	20,911,684
Valero Energy Corp.	301,876	34,338,395
Williams Cos., Inc.	852,028	23,166,641

		918,357,977

Personal Products — 0.1%
Coty, Inc., Class A	319,559	4,013,661
Estee Lauder Cos., Inc., Class A	157,914	22,948,063

		26,961,724

Pharmaceuticals — 4.7%
Allergan PLC	224,797	42,819,333
Bristol-Myers Squibb Co.	1,149,693	71,372,942
Eli Lilly & Co.	673,417	72,264,378
Johnson & Johnson	1,890,061	261,149,728
Merck & Co., Inc.	1,873,694	132,919,852
Mylan NV(a)	364,046	13,324,084
Nektar Therapeutics(a)(b)	121,508	7,407,128
Perrigo Co. PLC	87,898	6,223,178
Pfizer, Inc.	4,129,986	182,008,483
Zoetis, Inc.	339,629	31,096,431

		820,585,537

Professional Services — 0.3%
Equifax, Inc.	84,833	11,076,645
IHS Markit Ltd.(a)	251,327	13,561,605
Nielsen Holdings PLC	250,968	6,941,775
Robert Half International, Inc.	87,145	6,133,265
Verisk Analytics, Inc.(a)	116,040	13,988,622

		51,701,912

Security	Shares	Value
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)(b)	222,638	$9,818,336

Road & Rail — 1.0%
CSX Corp.	574,799	42,563,866
JB Hunt Transport Services, Inc.	61,628	7,330,034
Kansas City Southern	71,757	8,128,633
Norfolk Southern Corp.	198,158	35,767,519
Union Pacific Corp.	520,990	84,832,802

		178,622,854

Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc.(a)	604,401	18,669,947
Analog Devices, Inc.	261,565	24,184,300
Applied Materials, Inc.	692,539	26,766,632
Broadcom, Inc.	304,129	75,037,748
Intel Corp.	3,248,551	153,623,977
KLA-Tencor Corp.	111,580	11,348,802
Lam Research Corp.	111,019	16,841,582
Microchip Technology, Inc.	165,956	13,095,588
Micron Technology, Inc.(a)	817,222	36,962,951
NVIDIA Corp.	428,349	120,374,636
Qorvo, Inc.(a)(b)	88,860	6,832,445
QUALCOMM, Inc.	990,852	71,371,070
Skyworks Solutions, Inc.	126,097	11,438,259
Texas Instruments, Inc.	684,598	73,450,520
Xilinx, Inc.	178,183	14,284,931

		674,283,388

Software — 6.4%
Activision Blizzard, Inc.	537,134	44,684,178
Adobe Systems, Inc.(a)	345,424	93,247,209
ANSYS, Inc.(a)	59,390	11,086,925
Autodesk, Inc.(a)	154,531	24,123,835
CA, Inc.	220,959	9,755,340
Cadence Design Systems, Inc.(a)	199,244	9,029,738
Citrix Systems, Inc.(a)	90,795	10,092,772
Electronic Arts, Inc.(a)	214,751	25,875,348
Intuit, Inc.	182,240	41,441,376
Microsoft Corp.	5,402,428	617,875,690
Oracle Corp.	1,991,416	102,677,409
Red Hat, Inc.(a)	124,964	17,030,094
salesforce.com, Inc.(a)	533,112	84,780,801
Symantec Corp.	434,900	9,254,672
Synopsys, Inc.(a)	104,684	10,322,889
Take-Two Interactive Software, Inc.(a)	79,526	10,973,793

		1,122,252,069

Specialty Retail — 2.4%
Advance Auto Parts, Inc.	52,192	8,785,479
AutoZone, Inc.(a)	18,625	14,447,413

Schedule of Investments (unaudited) (continued) September 30, 2018	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
Best Buy Co., Inc.	171,300	$13,594,368
CarMax, Inc.(a)(b)	124,393	9,288,425
Foot Locker, Inc.	82,994	4,231,034
Gap, Inc.	154,199	4,448,641
Home Depot, Inc.	806,070	166,977,401
L Brands, Inc.	164,684	4,989,925
Lowe’s Cos., Inc.	571,367	65,604,359
O’Reilly Automotive, Inc.(a)	56,758	19,713,189
Ross Stores, Inc.	266,503	26,410,447
Tiffany & Co.	76,755	9,899,092
TJX Cos., Inc.	441,786	49,488,868
Tractor Supply Co.	85,814	7,798,776
Ulta Salon Cosmetics & Fragrance, Inc.(a)	40,004	11,285,929

		416,963,346

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	3,232,650	729,738,411
Hewlett Packard Enterprise Co.	1,036,808	16,910,339
HP, Inc.	1,114,842	28,729,478
NetApp, Inc.	182,660	15,688,667
Seagate Technology PLC	184,119	8,718,035
Western Digital Corp.	205,267	12,016,330
Xerox Corp.	156,361	4,218,620

		816,019,880

Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands, Inc.	249,729	4,602,505
Michael Kors Holdings Ltd.(a)	106,017	7,268,525
NIKE, Inc., Class B	902,133	76,428,708
PVH Corp.	53,539	7,731,032
Ralph Lauren Corp.	39,043	5,370,365
Tapestry, Inc.	202,930	10,201,291

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class A(a)	132,321	$2,807,852
Under Armour, Inc., Class C(a)	129,390	2,517,929
VF Corp.	229,039	21,403,695

		138,331,902

Tobacco — 1.0%
Altria Group, Inc.	1,327,522	80,062,852
Philip Morris International, Inc.	1,095,184	89,301,303

		169,364,155

Trading Companies & Distributors — 0.2%
Fastenal Co.	202,162	11,729,439
United Rentals, Inc.(a)	58,109	9,506,633
W.W. Grainger, Inc.	32,034	11,449,272

		32,685,344

Water Utilities — 0.1%
American Water Works Co., Inc.	127,161	11,186,353

Total Long-Term Investments — 98.2% (Cost — $10,635,959,038)		17,319,448,169

Short-Term Securities — 2.3%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 2.27%(c)(d)(e)	84,324,807	84,350,105
BlackRock Cash Funds: Treasury,
SL Agency Shares, 2.00%(c)(e)	310,107,676	310,107,676

Total Short-Term Securities — 2.3% (Cost — $394,448,684)		394,457,781

Total Investments — 100.5% (Cost — $11,030,407,722)		17,713,905,950
Liabilities in Excess of Other Assets — (0.5)%		(80,643,625)

Net Assets — 100.0%		$17,633,262,325

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of the security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued) September 30, 2018	S&P 500 Index Master Portfolio

(e)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/17	Shares Purchased		Shares Sold	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	70,033,981	14,290,826	(b)	—	84,324,807	$84,350,105	$247,312	(c)	$5,013	$5,894
BlackRock Cash Funds: Treasury, SL Agency Shares	164,203,034	145,904,642	(b)	—	310,107,676	310,107,676	3,445,614		—	—
BlackRock, Inc.	73,422	13,041		—	86,463	40,752,606	724,661		—	(3,949,586)
PNC Financial Services Group, Inc.	285,955	45,917		(4,761)	327,111	44,549,247	746,944		(27,842)	(2,968,287)

						$479,759,634	$5,164,531		$(22,829)	$(6,911,979)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares value purchased.
(c)

Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
S&P 500 E-Mini Index	2,260	12/21/18	$329,847	$1,245,264

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Schedule of Investments (unaudited) (continued) September 30, 2018	S&P 500 Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$17,319,448,169	$—	$—	$17,319,448,169
Short-Term Securities	394,457,781	—	—	394,457,781

	$17,713,905,950	$—	$—	$17,713,905,950

Derivative Financial Instruments(b)
Assets:
Equity contracts	$1,245,264	$—	$—	$1,245,264

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2018, there were no transfers between levels.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	November 26, 2018

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	November 26, 2018